UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2011

Place X if Amendment		X		;	Amendment Number: 1

This Amendment (place X in only one):	 X	is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		29
Form 13F Information Table Value Total:		254,341
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI AUSTRALIA IDX FD	CU	46428610	236	8855	SH		Sole				8855
ISHARES MSCI BRAZIL INDEX FD	CU	46428640	475	6130	SH		Sole				6130
ISHARES MSCI SINGAPORE IDX FD	CU	46428667	222	16213	SH		Sole				16213
ISHARES INC MSCI HONG KONG IDX FD	CU	46428687	218	11539	SH		Sole				11539
ISHARES DJ SELECT DIVIDEND ETF	CU	46428716	506	9710	SH		Sole				9710
ISHARES S&P 500 INDEX ETF	CU	46428720	5645	42440	SH		Sole				42440
ISHARES MSCI EMERGING MARKETS	CU	46428723	772	15864	SH		Sole				15864
ISHARES MSCI EAFE ETF	CU	46428746	4022	66942	SH		Sole				66942
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	15069	203989	SH		Sole				203989
ISHARES RUSSELL 2000 ETF	CU	46428765	14904	177074	SH		Sole				177074
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	308	9823	SH		Sole				9823
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	1516	52625	SH		Sole				52625
VANGUARD DIVIDEND APPRECIATION	CU	92190884	386	6955	SH		Sole				6955
VANGUARD MSCI EAFE ETF	CU	92194385	46421	1244200	SH		Sole				1244200
VANGUARD MSCI EMERGING MARKETS	CU	92204285	13713	280134	SH		Sole				280134
VANGUARD REIT INDEX	CU	92290855	13871	237228	SH		Sole				237228
VANGUARD MID CAP 	CU	92290862	15509	192534	SH		Sole				192534
VANGUARD SMALL CAP ETF	CU	92290875	985	12473	SH		Sole				12473
SPDR S&P METALS & MNG	CU	86330E64	1897	25529	SH		Sole				25529
IPATH DJ-UBS AGRICULTURE TR SUB-IDX	CU	06739H20	2221	33847	SH		Sole				33847
POWERSHARES QQQ TR	CU	73935A10	1102	19190	SH		Sole				19190
SPDR S&P 500 ETF	CU	78462f10	105653	796841	SH		Sole				796841
SPDR GOLD ETF	CU	78463V10	226	1615	SH		Sole				1615
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	620	15875	SH		Sole				15875
SPDR INDEX SHS FDS S&P INTL SM	CU	78463X87	4286	135671	SH		Sole				135671
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	566	8760	SH		Sole				8760
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	2058	16725	SH		Sole				16725
MATERIALS SELECT SECTOR SPDR	CU	81369Y10	454	11345	SH		Sole				11345
ENERGY SELECT SECTOR SPDR	CU	81369Y50	482	6045	SH		Sole				6045